INCOME TAXES - Federal Income Tax Returns by Jurisdiction (Details)	12 Months Ended
Dec. 31, 2017
United States - Federal | Minimum
Income Taxes
Open Years	2015
United States - Federal | Maximum
Income Taxes
Open Years	2017
Canada | Minimum
Income Taxes
Open Years	2005
Canada | Maximum
Income Taxes
Open Years	2016
Germany | Minimum
Income Taxes
Open Years	2013
Germany | Maximum
Income Taxes
Open Years	2016
France | Minimum
Income Taxes
Open Years	2013
France | Maximum
Income Taxes
Open Years	2016
China | Minimum
Income Taxes
Open Years	2015
China | Maximum
Income Taxes
Open Years	2016
Ireland | Minimum
Income Taxes
Open Years	2013
Ireland | Maximum
Income Taxes
Open Years	2016
Netherlands | Minimum
Income Taxes
Open Years	2015
Netherlands | Maximum
Income Taxes
Open Years	2016
Australia | Minimum
Income Taxes
Open Years	2011
Australia | Maximum
Income Taxes
Open Years	2017